UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:4/30/10

Item 1.  Reports to Stockholders.

BULL PATH LONG-SHORT FUND

Annual Report

April 30, 2010

1-888-899-2726

www.bullpathfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Bull Path Long Short Fund Shareholder Letter

June 24, 2010

Dear Shareholders,

Enclosed is the Semi-Annual Report to shareholders of the Bull Path Long Short Fund (ticker BPFIX) for the period ending April 30, 2010.  On behalf of the advisor, Bull Path Capital Management, I’d like to thank you for your investment in the fund.

On June 1, 2009 Bull Path successfully converted one of its domestic Private Partnerships into the Bull Path Long Short Fund for which we are proud to have you as an investor. Upon successful conversion of the fund, Bull Path has achieved numerous strategic goals including investor diversification, a strengthening of our product suite and entrance into a mutual fund category (Long-Short) that is underserved. We believe Long-Short funds will play an increasingly greater role in asset allocation as advisors continue to adopt “tactical” asset allocation models to provide greater diversification and reduced volatility to their clients’ portfolios. Additionally, our shares are now available for purchase on numerous platforms such as Schwab, Fidelity, LPL, Stifel Nicholas, Scottrade and E-TRADE. We continue to work diligently to have our fund offered on additional mutual fund platforms and in developing relationships with advisors and clients.

For the six month period ending April 30, 2010, the Bull Path Long Short Fund generated returns of 4.18%. While the S&P 500 continued its strong performance (15.66%) over this six month period, we maintained our continual goal of 1-to-2% average monthly returns over extended periods. As always, our portfolio remained positioned in high quality names with defensive business models and highly visible recurring revenue streams in order to achieve long-term returns at reduced market volatility. The fundamental performance and outlook of the companies we track remain extremely attractive for investing both long and short. We remain committed to our investment discipline and refuse to “chase” the market. We do believe the beta rally has continued to decelerate as previously stated in our last shareholder letter and as markets continue their “normalization” our fundamentally driven bottom-up, alpha generating investment style will thrive.

Though risks remain in the markets and uncertainties lie ahead, we remain committed to our investment approach and disciplined process of managing market and portfolio risk.  However, there are still a number of issues that concern us on a 12-to-24 month basis. First, we are still concerned about the size of the federal budget deficit which stands at $1.46 trillion, up from just $197 billion in 2007. We believe the deficit will likely lead to higher taxes, higher interest rates, and potentially higher inflation in the future when the “bill comes due.” However, given the difficulty in predicting when these risk factors might be priced into the markets, we continue to remain disciplines and patient in our approach. Secondly, we also remain concerned about rising expectations for economic and earnings growth and believe that there is a possibility that some earnings estimates may prove overly optimistic for the full year. Thirdly, sovereign debt concerns have occasionally rippled through the market over the past two quarters and we will continue to assess the impact that all of these issues will have on the companies in our portfolio and investible universe.  Finally, we cannot discount the possibility of continued market turbulence or economic deterioration as the government begins its delicate withdrawal of stimulus monies that are backstopping the economy.

Even with the potential risks ahead we are very excited about the current positioning of the fund and believe our investment process can provide investors with consistent returns and low volatility. Our goal remains unchanged in both up and down markets and we wish for our investors to demand consistent and superior risk-adjusted returns over an entire market cycle.

Below are the performance highlights of the Fund:

Bull Path Long Short Fund (ticker: BPFIX)
Average Annual  Total Returns (for periods ended April 30, 2010)

	Bull Path Long Short Fund	S&P 500 Index
Average Annual Return
Since Inception	8.66%	6.63%
5 Year	4.01%	2.63%
3 Year	-3.60%	-5.05%
1 Year	7.33%	38.84%
Standard Deviation	8.00	14.91
Average Annual Alpha	4.67	0.00
Average Annual Beta	0.29	1.00
Growth of $10,000	$18,762	$16,262

Source: Morningstar Direct

BPFIX’s performance compares favorably to the overall U.S. equity markets as measured by the S&P 500 Index. From October 1, 2002 through April 30, 2010, BPFIX achieved an 8.66% average annual return and had an annualized standard deviation of 8.09 whereas the S&P 500 Index produced an average annual return of 6.63% and an annualized standard deviation of 20.57.  Through Bull Paths efforts to generate consistent returns and reduce market volatility for our clients, the funds annualized performance for the period of October 1, 2002 through April 30, 2010 achieved an average annual return that exceeded the S&P 500 by 2.03% percentage points per annum while subjecting investors to less than 54% of the volatility as represented by standard deviation.

We thank you for your support.

Best Regards,

Robert Kaimowitz
Chief Executive Officer & Portfolio Manager
Bull Path Capital Management LLC

The data quoted above represent past performance and do not indicate future returns.  The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends.  Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until August 31, 2010, to ensure that the net annual fund operating expenses will not exceed 1.50% for I class, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. The total Net operating expense for the I class is 1.99%. For more performance numbers current to the most recent month-end, please call 1-888-899-2726.

The prior performance is net of management fees and other expenses but does not include the effect of the performance fee. The Long Short Fund has been managed in the same style and by the same portfolio manager since the predecessor limited partnership's inception on October 1, 2002. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership. From its inception date, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, if they had been applicable, it might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affect performance.  Performance of the predecessor fund is not an indicator of future results and current performance may be higher or lower than that quoted.

Mutual funds involve risk including the possible loss of principal. The Fund uses short selling which incurs significant additional risk. Potential loss on an uncovered short sale is unlimited where as the potential loss on a long position is limited to the original purchase. The Fund is subject to smaller company risk. Smaller company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Alpha is a measure of performance on a risk-adjusted basis. Alpha takes the volatility of a mutual fund and compares its risk-adjusted performance to a benchmark index. The excess return of the fund relative of the benchmark index is a fund’s alpha.
Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio. A measure of the extent to which numbers are spread around an average. The greater the standard deviation, the greater the fund’s volatility.

Before investing you should carefully consider the investment objectives, risks, charges and expenses of the Bull Path Funds. This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please visit at www.bullpathfunds.com or by call 1‐888‐899‐2726. The prospectus should be read carefully before investing. The Bull Path Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

0940-NLD-7/7/2010

BULL PATH LONG-SHORT FUND
PORTFOLIO REVIEW
April 30, 2010 (Unaudited)

The Fund's performance figures* for the period ending April 30, 2010, compared to its benchmark:

	One Year Ended April 30, 2010	Five Years Ended April 30, 2010	Inception - April 30, 2010

Bull Path Long-Short Fund Class A	n/a	n/a	5.71%	(1)
Bull Path Long-Short Fund Class A - with load	n/a	n/a	-0.37%	(1)
Bull Path Long-Short Fund Class C	n/a	n/a	4.97%	(1)
S&P 500 Total Return Index	38.84%	2.63%	31.49%	(2)
Bull Path Long-Short Fund Class I	7.33%	4.01%	8.66%	(3)
S&P 500 Total Return Index	38.84%	2.63%	6.63%	(4)

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

(1) Inception date is May 29, 2009.
(2) Return is as of the Class A and Class C inception date of May 29, 2009.

(3) Inception date is October 1, 2002.  Performance data reflects Bull Path Long-Short Fund's predecessor limited investment partnership and is net of management fees and other expenses, but does not include the effect of the performance fee.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

(4) Return is as of the Class I inception date of October 1, 2002.

Top Ten Holdings by Industry	% of Net Assets
Banks	10.5%
Oil & Gas	7.8%
Internet	7.7%
Media	7.2%
Telecommunications	6.6%
Commercial Services	6.5%
Packaging & Containers	6.0%
Healthcare - Services	4.4%
Oil & Gas Services	3.7%
Retail	2.6%
Other, Cash & Cash Equivalents	37.0%
100.0%

		BULL PATH LONG-SHORT FUND
		PORTFOLIO OF INVESTMENTS
		April 30, 2010
Shares			Value

		COMMON STOCK - 66.8%
		APPAREL - 1.7%
9,000	**	Hanesbrands, Inc. *	$ 256,230

		BANKS - 10.5%
20,000	**	Bank of America Corp.	356,600
4,350	**	Goldman Sachs Group,, Inc. (The)	631,620
13,730	**	State Street Corp.	597,255
			1,585,475
		COMMERCIAL SERVICES - 6.5%
28,705	**	Corrections Corp. of America *	594,768
1,600	**	Mastercard, Inc. - Cl. A	396,864
			991,632
		HEALTHCARE-SERVICES - 4.4%
9,220	**	Genoptix, Inc. *	356,722
50,000	**	Tenet Healthcare Corp. *	312,500
			669,222
		HOME FURNISHINGS - 2.1%
18,000	**	TiVo, Inc. *	315,360

		INTERNET - 7.7%
8,150	**	Equinix, Inc. *	820,298
21,090		Yahoo!, Inc. *	348,618
			1,168,916
		MEDIA - 7.2%
8,615	**	DIRECTV - Cl. A *	312,121
17,400	**	DISH Network Corp.	385,410
14,440	**	Liberty Global, Inc. *	395,800
			1,093,331
		OIL & GAS - 7.8%
16,110	**	Ensco PLC - ADR	760,070
5,776		Transocean Ltd. *	418,471
			1,178,541
		OIL & GAS SERVICES - 3.7%
31,000		Weatherford International Ltd. *	561,410

		PACKAGING & CONTAINERS - 6.0%
8,625	**	Ball Corp.	458,936
12,880	**	Owens-Illinois, Inc. *	456,467
			915,403
		RETAIL - 2.6%
20,800	**	Regis Corp.	397,696

		TELECOMMUNICATIONS - 6.6%
8,227	**	American Tower Corp. - Cl. A *	335,744
11,339	**	SBA Communications Corp. - Cl. A *	401,060
8,965		Verizon Communications, Inc.	258,999
			995,803

		TOTAL COMMON STOCK (Cost - $9,727,757)	10,129,019

See accompanying notes to financial statements.

		BULL PATH LONG-SHORT FUND
		PORTFOLIO OF INVESTMENTS (Continued)
		April 30, 2010
Shares			Value

		SHORT-TERM INVESTMENTS - 39.6%
1,890,710		AIM STIT - Liquid Assets Portfolio, to yield 0.00% ***	$ 1,890,710
2,081,699		Dreyfus Cash Management Plus, Inc., to yield 0.00% ***	2,081,699
2,020,473		Fidelity Institutional Money Market Portfolio, to yield 0.00% ***	2,020,473
		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,992,882)	5,992,882

		TOTAL INVESTMENTS - 106.4% (Cost - $15,720,639)(a)	$ 16,121,901
		LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4) %	(970,573)
		NET ASSETS - 100.0%	$ 15,151,328

		SECURITIES SOLD SHORT - (22.5) %
9,411		AOL, Inc. *	$ 219,841
10,554		AT&T, Inc.	275,037
15,847		AutoNation, Inc. *	320,109
25,500		Citigroup, Inc. *	111,435
6,005		Garmin Ltd.	224,467
6,131		Genomic Health, Inc. *	98,219
2,550		JPMorgan Chase & Co.	108,579
2,900		Laboratory Corp. of America Holdings *	227,853
10,200		Mattel, Inc.	235,110
6,809		McDonald's Corp.	480,647
3,850		Quest Diagnostics, Inc.	220,066
1,470		SPDR S&P MidCap 400 ETF Trust	219,221
3,090		iShares Russell 2000 Index Fund	221,182
4,115		Powershares QQQ	202,623
1,990		SPDR S&P 500 ETF Trust	236,532
		TOTAL SECURITIES SOLD SHORT (Proceeds $3,218,495)	$ 3,400,921

*	Non-income producing security.
**	A portion of this security is held as collateral for short sales.
***	Money market fund; interest rate reflects seven-day effective yield on April 30, 2010.
	ADR - American Depositary Receipts
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short)
	is $12,583,573 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 642,487
		Unrealized depreciation	(505,080)
		Net unrealized appreciation	$ 137,407
See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010

ASSETS
Investment securities:
At cost	$ 15,720,639
At value	$ 16,121,901
Cash at broker	3,365,912
Receivable due from Advisor	28,760
Dividends and interest receivable	4,884
Prepaid expenses & other assets	36,300
TOTAL ASSETS	19,557,757

LIABILITIES
Securities sold short at value (Proceeds, $3,218,495)	3,400,921
Payable for securities purchased	873,834
Payable for fund shares redeemed	98,302
Payable for dividends on securities sold short	4,433
Distribution (12b-1) fees payable	1,453
Fees payable to other affiliates	7,152
Accrued expenses and other liabilities	20,334
TOTAL LIABILITIES	4,406,429
NET ASSETS	$ 15,151,328

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,736,403
Undistributed net investment income	-
Accumulated net realized gain from investments and securities sold short	196,089
Net unrealized appreciation on investments and securities sold short	218,836
NET ASSETS	$ 15,151,328

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,479,244
Shares of beneficial interest outstanding	351,898
Net asset value (Net Assets ÷ Shares Outstanding)	$ 18.41
Maximum offering price per share (maximum sales charges of 5.75%)	$ 19.53

Class C Shares:
Net Assets	$ 144,172
Shares of beneficial interest outstanding	7,885
Net asset value (Net Assets ÷ Shares Outstanding) and offering
price per share	$ 18.28

Class I Shares:
Net Assets	$ 8,527,912
Shares of beneficial interest outstanding	462,257
Net asset value (Net Assets ÷ Shares Outstanding) and offering
price per share	$ 18.45

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2010(a)

INVESTMENT INCOME
Dividends	$ 50,369
Interest	2,109
TOTAL INVESTMENT INCOME	52,478

EXPENSES
Investment advisory fees	123,499
Distribution (12b-1) fees - Class A	9,997
Distribution (12b-1) fees - Class C	833
Legal fees	40,655
Transfer agent fees	36,847
Administration fees	35,885
Fund accounting fees	32,078
Audit fees	15,455
Chief compliance officer fees	14,965
Registration fees	14,955
Printing expenses	7,970
Trustees' fees	6,479
Custody fees	5,484
Interest expense	3,581
Dividends on securities sold short	56,774
Other expenses	13,095
TOTAL EXPENSES	418,552

Fees waived/reimbursed by the Advisor	(198,824)

NET EXPENSES	219,728
NET INVESTMENT LOSS	(167,250)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,251,172
Securities sold short	(697,143)
554,029
Net change in unrealized appreciation (depreciation) on:
Investments	401,262
Securities sold short	(182,426)
218,836

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	772,865

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 605,615

(a) The Bull Path Long-Short Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2010 (a)
FROM OPERATIONS
Net investment loss	$ (167,250)
Net realized gain from investments and securities sold short	554,029
Net change in unrealized appreciation (depreciation) on investments and securities sold short	218,836
Net increase in net assets resulting from operations	605,615

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(92,051)
Class C	(2,059)
Class I	(126,140)
From distributions to shareholders	(220,250)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,173,727
Class C	164,365
Class I	9,621,105
Net asset value of shares issued in reinvestment distributions:
Class A	91,405
Class C	1,184
Class I	121,087
Payments for shares redeemed:
Class A	(937,675)
Class C	(23,223)
Class I	(1,446,012)
Net increase in net assets from shares of beneficial interest	14,765,963

TOTAL INCREASE IN NET ASSETS	15,151,328

NET ASSETS
Beginning of Period	-
End of Period*	$ 15,151,328
*Includes undistributed net investment income of:	$ -

SHARE ACTIVITY
Class A:
Shares Sold	397,749
Shares Reinvested	4,956
Shares Redeemed	(50,807)
Net increase in shares of beneficial interest outstanding	351,898

Class C:
Shares Sold	9,087
Shares Reinvested	64
Shares Redeemed	(1,266)
Net increase in shares of beneficial interest outstanding	7,885

Class I:
Shares Sold	534,155
Shares Reinvested	6,559
Shares Redeemed	(78,457)
Net increase in shares of beneficial interest outstanding	462,257

(a) The Bull Path Long-Short Fund commenced operations on May 29, 2009.

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A	Class C	Class I

		Period Ended April 30, 2010 (1)
Net asset value, beginning of period		$ 17.71	$ 17.71	$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.31)	(0.44)	(0.27)
	Net realized and unrealized gain
	on investments	1.32	1.32	1.32
Total from investment operations		1.01	0.88	1.05

Less distributions from:
	Net realized gains	(0.31)	(0.31)	(0.31)
Total distributions		(0.31)	(0.31)	(0.31)

Net asset value, end of period		$ 18.41	$ 18.28	$ 18.45

Total return (3,4)		5.71%	4.97%	5.94%

Net assets, at end of period (000's)		$ 6,479	$ 144	$ 8,528

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6,7)	4.21%	5.23%	4.22%
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,8)	2.39%	3.19%	2.08%
Ratio of net investment loss
	to average net assets (6)	(1.84)%	(2.60)%	(1.58)%

Portfolio Turnover Rate (4)		287%	287%	287%

(1)	The Bull Path Long-Short Fund's Class A, C and I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been
	3.57%, 4.54%, and 3.64% for the Class A, C and I shares respectively.
(8)	Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been
	1.75%, 2.50%, and 1.50% for the Class A, C and I shares respectively.

See accompanying notes to financial statements.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2010

1. ORGANIZATION

The Bull Path Long-Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On May 29, 2009, the Fund received in-kind capital contributions of securities and cash valued at $1,061,389 in exchange for 59,932 shares.  For federal income tax purposes, the transaction was non-taxable to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2010 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets *
Common Stocks	10,129,019	-	-	10,129,019
Money Market Funds	5,992,882	-	-	5,992,882
Total	16,121,901	-	-	16,121,901
Liabilities
Securities Sold Short	3,400,921	-	-	3,400,921

                          The Fund did not hold any Level 3 securities during the period.

                          *Refer to the Portfolio of Investments for industry classification.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions during the period ended April 30, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax year.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

3.  INVESTMENT TRANSACTIONS

For the period ended April 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $27,541,759 and $18,289,672, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Bull Path Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the period ended April 30, 2010, the Fund incurred $123,499 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.75%, 2.50% and 1.50% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively.  During the period ended April 30, 2010 the Advisor waived fees totaling $123,499 and reimbursed fees totaling $75,325.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than 1.75%, 2.50% and 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 2.50% and 1.50% of average daily net assets for the Class A, Class C and Class I shares, respectively.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.75%, 2.50% and 1.50% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of April 30, 2010 there was $198,824 of fee waiver reimbursements subject to recapture by April 30, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the period ended April 30, 2010, pursuant to the Plan, the Class A Shares paid $9,997 and the Class C Shares paid $833.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  The Fund pays the chairperson of the Audit committee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended April 30, 2010, the Fund incurred expenses of $14,965 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended April 30, 2010, GemCom collected amounts totaling $2,959 for EDGAR and printing services performed.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of April 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, attributable to net operating losses and book basis and tax basis treatment of security tax lot cost at conversion, resulted in reclassification for the period ended April 30, 2010 as follows: a decrease in paid-in capital of $29,560; a decrease in undistributed net investment loss of $167,250 and a decrease in accumulated net realized gain from investments and securities sold short of $137,690.

BULL PATH LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2010

6.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted the following events:

Effective June 23, 2010 the Fund changed its name to the Long-Short Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Bull Path Long-Short Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bull Path Long-Short Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of April 30, 2010, and the related statements of operations, and changes in net assets and the financial highlights for the period from May 29, 2009 (commencement of operations) through April 30, 2010.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the Fund’s custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bull Path Long-Short Fund as of April 30, 2010, the results of its operations, changes in net assets and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 12, 2010

BULL PATH LONG-SHORT FUND

SUPPLEMENTAL INFORMATION

April 30, 2010 (unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan** (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	47

Anthony J. Hertl (60)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

47
Gary W. Lanzen (56) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	47
Mark Taylor (46) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Professor, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	47
Interested Trustees and Officers
Michael Miola*** (57) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	47

BULL PATH LONG-SHORT FUND

SUPPLEMENTAL INFORMATION (continued)

April 30, 2010 (unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY 11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager (since March 2006), Northern Lights Compliance Services, LLC; Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY 11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY 11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (51)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  Each Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Northern Lights Fund Distributors, LLC (the Funds’ Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-899-2726.

BULL PATH LONG-SHORT FUND

EXPENSE EXAMPLES

April 30, 2010 (Unaudited)

As a shareholder of the Bull Path Long-Short Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bull Path Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bull Path Long-Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period*	Ending Account Value 4/30/10	Expenses Paid During Period*

Bull Path Long-Short Fund Class A	2.39%	$1,000.00	$1,040.10	$ 12.09	$1,012.94	$ 11.93
Bull Path Long-Short Fund Class C	3.19%	$1,000.00	$1,036.30	$ 16.11	$1,008.98	$ 15.89
Bull Path Long-Short Fund Class I	2.08%	$1,000.00	$1,041.70	$ 10.53	$1,014.48	$ 10.39

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Bull Path Capital Management LLC

150 East 52nd Street, 31st Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  Not applicable.

a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $13,500

(b)

Audit-Related Fees

2010 - None

(c)

Tax Fees

2010 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/10